Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Undistributed Earnings from Foreign Subsidiaries	$ 2,600,000,000
Unrecognized Tax Benefit, interest expense	1,000,000	(6,000,000)	(8,000,000)
Unrecognized Tax Benefit, Liability for accrued interest	$ 2,000,000	$ 1,000,000